Income Tax - Additional Information (Detail)	3 Months Ended	6 Months Ended
	Mar. 31, 2023	Jun. 30, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of losses surrendered for R&D tax credit	33.35%
U.K. [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of losses surrendered for R&D tax credit		26.97%